EQUITY INVESTMENTS (Tables)	12 Months Ended
Jun. 30, 2023
EQUITY INVESTMENTS
Schedule of long-term investments
The following long-term investments were accounted for under the equity method as of June 30, 2022 and 2023 as indicated:

June 30, 2022	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits (accumulated)	Disposal	Advance to investee company	Total
Equity method
Beijing Hollycon Medicine & Technology Co., Ltd.	30.00%	$8,609	5,544	—	—	14,153
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	791	6,893	—	—	7,684
Suqian Runhe Emerging Industry Investment Center (limited partnership)	29.97%	9,410	(168)	—	—	9,242
China Techenergy Co., Ltd.	40.00%	—	13,751	—	—	13,751
Hollicube Co., Ltd.	40.00%	4,215	(4,215)	—	—	—
Hunan LingXiang Maglev Technology Co., Ltd.	17.67%	1,494	(136)	(1,358)	—	—
Beijing AIRmaker Technology Co., Ltd.	20.00%	149	(18)	—	—	131
Southcon Development Sdn Bhd.	30.00%	211	(111)	—	—	100
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	448	(448)	—	—	—
Beijing Jing Yi Intelligent Technologies Innovation Center Co., Ltd.	46.00%	—	—	—	—	—
Beijing Hollysys Digital Technology Co., Ltd.	25.00%	1,437	(1,036)	—	—	401
Shandong MassDatas Development Co., Ltd.	20.00%	1,195	(76)	—	—	1,119

		27,959	19,980	(1,358)	—	46,581

June 30, 2023	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits (accumulated)	Disposal	Advance to investee company	Total
Equity method
Beijing Hollycon Medicine & Technology Co., Ltd.	30.00%	$7,938	3,185	—	—	11,123
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	729	6,726	—	—	7,455
Suqian Runhe Emerging Industry Investment Center (limited partnership)	29.97%	8,677	(163)	—	—	8,514
China Techenergy Co., Ltd.	40.00%	—	17,362	—	—	17,362
Hollicube Co., Ltd.	38.10%	3,887	(3,887)	—	—	—
Beijing AIRmaker Technology Co., Ltd.	20.00%	138	(23)	—	—	115
Southcon Development Sdn Bhd.	30.00%	217	(122)	—	—	95
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	413	(413)	—	—	—
Beijing Jing Yi Intelligent Technologies Innovation Center Co., Ltd.	46.00%	—	—	—	—	—
Beijing Hollysys Digital Technology Co., Ltd.	25.00%	1,325	(833)	—	—	492
Shandong MassDatas Development Co., Ltd.	20.00%	2,755	(308)	—	—	2,447

		26,079	21,524	—	—	47,603